Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss before tax	¥ (67,085)	¥ (65,799)	¥ (890,439)
Adjustments for:
Finance costs	7,503	7,027	4,848
Finance income	(2,434)	(9)	(34)
Depreciation of property, plant and equipment	16	1,966	14,966
Depreciation of right-of-use assets	1,139	2,198	3,433
Amortisation of intangible assets	10,298	5,650	18,626
Loss on disposal of property, plant and equipment		3,241	809
Property, plant and equipment written off	243
Covid-19-related rent concessions from a lessor			(859)
Recognition of equity-settled share-based payment expenses	1,528	5,680	15,208
Expenses for the issuance of shares paid	9,268
Change in fair value of equity investment at fair value through profit or loss			1,000
Impairment of trade receivables, net	3,785	1,924	99,595
Impairment of other receivables and other assets, net	3,385	2,958	20
Impairment of amount due from related parties	252		19
Impairment of inventories			7,840
Impairment of property, plant and equipment			34,858
Impairment of intangible assets	35		427,314
Impairment of goodwill	764		237,225
Impairment of investment in associate and joint ventures	2,370	20,525
Operation profit (loss) before working capital changes	(28,933)	(14,639)	(25,571)
Working capital adjustments:
Decrease/(increase) in inventories		778	(1,117)
Decrease/(increase) in trade receivables	11,689	(15,489)	2,487
Decrease/(increase) in prepayments, other receivables and other assets	7,739	(3,136)	2,064
Increase in amounts due to related parties	55,104
Increase in trade payables	18,037	3,356	4,496
(Increase)/decrease in other payables and accruals	(85,128)	10,796	(2,450)
Decrease/(increase) in contract liabilities	3,411	(2,413)	(3,359)
Cash used in from operations	(18,081)	(20,748)	(23,450)
Income tax paid	(740)	(20)	(3,029)
Net cash flows used in operating activities	(18,821)	(20,768)	(26,479)
Cash flows from investing activities
Interest received		9	33
Cash obtained from acqusition			315
Purchase of intangible assets	(27,674)		(19,852)
Purchase of property, plant and equipment			(158)
Advance to related parties	(27,783)	(2,758)	(2,089)
Repayment of advance to related parties		2,535
Deposit withdrawal for property, plant and equipment			4,884
Increase in deposits paid for intangible assets			(22,736)
Proceeds from disposal of items of property, plant and equipment		38	866
Receipt of the principal portion of net investments in subleases			261
Net cash flows used in investing activities	(55,457)	(176)	(38,476)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	53,548		828
Capital injection from non-controlling shareholder	25
Proceeds from bank borrowings	18,700	34,500	30,000
Repayment of bank borrowings	(33,654)	(32,000)	(10,000)
Proceeds from other borrowings	74,020	19,025	37,880
Repayment of other borrowings	(36,650)	(4,744)	(36,374)
Advance from related parties		22,003	488
Repayment of amount due to related parties	(1,893)	(9,026)
Payment of the principal portion of lease liabilities	(1,074)	(3,055)	(1,074)
Interest paid related to leases	(106)	(264)	(10,413)
Interest paid related to borrowings	(3,644)	(3,346)
Net cash provided by financing activities	69,272	23,093	11,335
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(5,006)	2,149	(53,620)
Cash and cash equivalents at beginning of year	7,574	5,425	59,045
CASH AND CASH EQUIVALENTS AT END OF YEAR	¥ 2,568	¥ 7,574	¥ 5,425